EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	38.50%	35.00%	42.00%
Risk-free interest rate	1.65%	1.05%	0.75%
Dividend yield	0.00%	0.00%	0.00%
Post-vesting forfeiture rate	5.56%	6.80%	9.50%
Suboptimal exercise factor	2.0	2.0	2.0
Contractual life (in years)		7 years	7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life (in years)	7 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life (in years)	10 years